UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                                  June 30, 2007

                 Check here if Amendment [_]; Amendment Number:
                        This Amendment (Check only one.):
              [_] is a restatement. [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:       Nierenberg Investment Management Company, Inc.
Address:    19605 NE 8th Street
            Camas, WA 98607

                           13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

            Name:  David Nierenberg
            Title: President
            Phone: 360-604-8600

Signature, Place, and Date of Signing:

                   DAVID NIERENBERG
                   Camas, WA, August 14, 2007

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:              -1-
                                         ----------------
Form 13F Information Table Entry Total:          14
                                         ----------------
Form 13F Information Table Value Total:       $508,683
                                         ----------------
                                           (thousands)

List of Other Included Mangers:   1 - Nierenberg Investment
                                  Management Offshore, Inc.

Form 13F Information Table


COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4   COLUMN 5               COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                                     Voting
                                                                                                                   Authority
                              Title of              Value     SHS OR                  Invest.  Other
Name of Issuer                 Class      Cusip    (x$1000)  PRN AMT SH/PRN PUT/CALL Disc.(1) Managers  Sole         Shared     None
--------------                 -----      -----    --------  ------- ------ -------- -------  --------  ----         ------     ----

BROOKS AUTOMATION INC         Common    114340102   89,796  4,947,458   SH           defined    1      3,815,740   1,131,718

ELECTRO SCIENTIFIC INDS INC   Common    285229100   71,903  3,456,884   SH           defined    1      2,642,470     814,414

KOREA FUND                    Common    500634100   22,812    576,200   SH           defined    1        441,015     135,185

MEDCATH CORPORATION           Common    58404W109   54,307  1,707,776   SH           defined    1      1,306,260     401,516

METALLIC VENTURES GOLD INC    Common    591253109   18,203  9,114,261   SH           defined    1      7,002,286   2,111,975

METALLIC VENTURES GOLD-WTS    Common    591253109      88     371,700   SH           defined    1        353,980      17,720

MEXICAN RESTAURANTS INC       Common    59283R104    9,484  1,192,956   SH           defined    1        922,965     269,991

NATCO GROUP INC               Common    63227W203    2,072     45,000   SH           defined    1         34,543      10,457

NATUS MEDICAL INC             Common    639050103   65,016  4,083,914   SH           defined    1      3,126,286     957,628

PEDIATRIC SVCS OF AMERICA     Common    705323103   23,182  1,453,444   SH           defined    1      1,143,018     310,426

RADISYS CORP                  Common    750459109   33,073  2,667,178   SH           defined    1      2,047,710     619,468

REDWOOD TRUST INC             Common    758075402   13,271    274,304   SH           defined    1        210,766      63,538

SUPERIOR ENERGY SERVICES INC  Common    868157108  100,339  2,513,500   SH           defined    1      1,923,895     589,605

YAMANA GOLD INC               Common    98462Y100    5,136    461,903   SH           defined    1        328,763     133,140


(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.